Property and equipment	12 Months Ended
Dec. 31, 2018
Property and equipment [Abstract]
Property and equipment
8.	Property and equipment

Property and equipment consist of the following:

(In thousands)	December 31, 2017	December 31, 2018
Servers and network equipment	49,582	39,870
Computer equipment	1,785	1,889
Furniture, fixtures and office equipment	850	838
Motor vehicles	273	476
Leasehold improvements	3,157	3,190
Total original costs	55,647	46,263
Less: Accumulated depreciation	(35,459)	(31,125)
Less: Impairment	(20)	(10)
Sub-total	20,168	15,128
Construction in progress	4,517	6,775
Total	24,685	21,903

Depreciation expense recognized for the years ended December 31, 2016, 2017 and 2018 are summarized as follows:

(In thousands)	December 31, 2016	December 31, 2017	December 31,2018
Cost of revenues	5,848	7,647	5,018
General and administrative expenses	306	277	245
Sales and marketing expenses	5	—	1
Research and development expenses	6	24	331
Total	6,165	7,948	5,595

Impairment loss of USD 20,000 has been recognized for the year ended December 31, 2017. No impairment loss was recognized for the years end December 31, 2016 and 2018.